Leases (Details) - USD ($)	Jun. 30, 2020	Mar. 06, 2020	Dec. 31, 2019	Dec. 13, 2019	Jan. 11, 2019
ROU assets	$ 2,878,467	$ 1,048,058	$ 2,199,682	$ 1,540,142
Lease liability	2,385,625		1,744,569
Operating Leases [Member]
ROU assets	2,878,467		2,199,682		$ 116,876
Lease liability	$ 2,971,673		$ 2,212,548		$ 116,876